Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Accounting Policies [Abstract]
Accounting Basis

Accounting Basis

The accompanying unaudited consolidated financial statements and related disclosures included in this Quarterly Report on Form 10-Q have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and reflect all adjustments, which consist solely of normal recurring adjustments, needed to fairly present the financial results for these periods. Additionally, these consolidated financial statements and related disclosures are presented pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

The accompanying consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related disclosures contained in the Company’s Annual Report filed with the SEC on Form 10-K for the year ended March 31, 2019. The results for the nine month period ended December 31, 2019 are not necessarily indicative of the results that may be expected for the entire fiscal year. Accordingly, certain information and note disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been omitted pursuant to the rules and regulations of the SEC. In the opinion of management, all adjustments have been made, which consist only of normal recurring adjustments necessary for a fair statement of (a) the results of operations for the three and nine month periods ended December 31, 2019 and 2018, (b) the financial position at December 31, 2019, and (c) cash flows for the nine month periods ended December 31, 2019 and 2018.

We use the accrual basis of accounting and accounting principles generally accepted in the United States of America (“GAAP”) and all amounts are expressed in U.S. dollars. The Company has a fiscal year-end of March 31st.

Unless the context otherwise requires, all references to “Ammo”, “we”, “us”, “our,” or the “Company” are to AMMO, Inc., a Delaware corporation.

Accounting Basis

We use the accrual basis of accounting and accounting principles generally accepted in the United States of America (“GAAP”) and all amounts are expressed in U.S. dollars. The Company has a fiscal year-end of March 31st.

The financial statements and related disclosures as of March 31, 2019, March 31, 2018, and December 31, 2017 are presented pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Unless the context otherwise requires, all references to “AMMO”, “we”, “us”, “our,” or the “Company” are to AMMO, Inc., a Delaware corporation

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of AMMO, Inc. and its wholly owned subsidiaries, Enlight Group II, LLC (d/b/a Jagemann Munition Components), SNI, LLC, AMMO Munitions, Inc. and AMMO Technologies, Inc. (inactive). All significant intercompany accounts and transactions are eliminated in consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of AMMO, Inc. and its wholly owned subsidiaries, Enlight Group II, LLC (d/b/a Jagemann Munition Components), SNI, LLC, AMMO Munitions, Inc. and AMMO Technologies, Inc. (inactive). All significant intercompany accounts and transactions are eliminated in consolidation

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires us to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet and reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires us to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the balance sheet and reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents For purposes of the statement of cash flows, we consider highly liquid financial instruments purchased with a maturity of three months or less to be cash equivalents.	Cash and Cash Equivalents For purposes of the statement of cash flows, we consider highly liquid financial instruments purchased with a maturity of three months or less to be cash equivalents.
Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

Our accounts receivable represents amounts due from customers for products sold and include an allowance for uncollectible accounts which is estimated based on the aging of the accounts receivable and specific identification of uncollectible accounts. At December 31, 2019 and March 31, 2019, we reserved $5,052 and $129,365, respectively, of allowance for doubtful accounts.

Accounts Receivable and Allowance for Doubtful Accounts

Our accounts receivable represent amounts due from customers for products sold and include an allowance for uncollectible accounts which is estimated based on the aging of the accounts receivable and specific identification of uncollectible accounts. At March 31, 2019, March 31, 2018 and December 31, 2017, we reserved $129,365, $23,046, and $26,046, respectively, of allowance for doubtful accounts.

License Agreements

License Agreements

We are a party to a license agreement with Jesse James, a well-known motorcycle designer, and Jesse James Firearms, LLC, a Texas limited liability company, or JJF. The license agreement grants us the exclusive worldwide rights through October 15, 2021 to Mr. James’ image rights and trademarks associated with him in connection with the marketing, promotion, advertising, sale, and commercial exploitation of Jesse James Branded Products. In addition, Mr. James agreed to make himself available for certain promotional activities and to promote Jesse James Branded Products through his own social media outlets. We agreed to pay Mr. James royalty fees on the sale of ammunition and non-ammunition Branded Products and to reimburse him for any out-of-pocket expenses and reasonable travel expenses. We also issued 100,000 shares of our common stock upon the execution of the license agreement with the potential issuance of up to 75,000 additional shares of common stock upon achieving certain gross sales with $15 million in gross sales required to earn the entire 75,000 shares.

We are a party to a license agreement with Jeff Rann, a well-known wild game hunter and spokesman for the firearm and ammunition industries. The license agreement grants us through February 2022 the exclusive worldwide rights to Mr. Rann’s image rights and trademarks associated with him in connection with the marketing, promotion, advertising, sale, and commercial exploitation of all Jeff Rann Branded Products. Mr. Rann agreed to make himself available for certain promotional activities and to promote the Branded Products through his own social media outlets. We agreed to pay Mr. Rann royalty fees on the sale of ammunition and non-ammunition Branded Products and to reimburse him for any out-of-pocket expenses and reasonable travel expenses. We also issued 100,000 shares of our common stock upon the execution of the license agreement with the potential issuance of 75,000 additional shares of common stock upon achieving certain gross sales with $15 million in gross sales required to earn the entire 75,000 shares.

Amortization expense for the license agreements for the three and nine months ended December 31, 2019 and 2018 were $12,500, $12,500, $37,500 and $37,500, respectively.

License Agreements

We are a party to a license agreement with Jesse James, a well-known motorcycle designer, and Jesse James Firearms, LLC, a Texas limited liability company, or JJF. The license agreement grants us the exclusive worldwide rights through October 15, 2021 to Mr. James’ image rights and trademarks associated with him in connection with the marketing, promotion, advertising, sale, and commercial exploitation of Jesse James Branded Products. In addition, Mr. James agreed to make himself available for certain promotional activities and to promote Jesse James Branded Products through his own social media outlets. We agreed to pay Mr. James royalty fees on the sale of ammunition and non-ammunition Branded Products and to reimburse him for any out-of-pocket expenses and reasonable travel expenses. We also issued 100,000 shares of our common stock upon the execution of the license agreement with the potential issuance of up to 75,000 additional shares of common stock upon achieving certain gross sales with $15 million in gross sales required to earn the entire 75,000 shares.

We are a party to a license agreement with Jeff Rann, a well-known wild game hunter and spokesman for the firearm and ammunition industries. The license agreement grants us through February 2022 the exclusive worldwide rights to Mr. Rann’s image rights and trademarks associated with him in connection with the marketing, promotion, advertising, sale, and commercial exploitation of all Jeff Rann Branded Products. Mr. Rann agreed to make himself available for certain promotional activities and to promote the Branded Products through his own social media outlets. We agreed to pay Mr. Rann royalty fees on the sale of ammunition and non-ammunition Branded Products and to reimburse him for any out-of-pocket expenses and reasonable travel expenses. We also issued 100,000 shares of our common stock upon the execution of the license agreement with the potential issuance of 75,000 additional shares of common stock upon achieving certain gross sales with $15 million in gross sales required to earn the entire 75,000 shares.

Amortization expense for the license agreements for the year ended March 31, 2019, the three months ended March 31, 2018, and the year ended December 31, 2017 were $50,000, $12,500, and $45,833, respectively.

Patents

Patents

On September 28, 2017, AMMO Technologies Inc. (“ATI”), an Arizona corporation, which is 100% owned by us, merged with Hallam, Inc, a Texas corporation, with ATI being the survivor. Under the terms of the Merger, we issued to Hallam, Inc.’s two shareholders, 600,000 shares of our common stock, subject to restrictions, and payment of $200,000. The first payment of $100,000 to the Hallam, Inc. shareholders was paid on September 13, 2017, and the second payment of $100,000 was paid on February 6, 2018.

The shares were valued at $1.25 and the aggregate value of $950,000 was recorded as a patent asset. This asset will be amortized from September 2017, the first full month of the acquired rights, through October 29, 2028. Patent amortization expense for the three and nine months ended December 31, 2019 and 2018 were $21,268, $21,269, $63,806, and $63,806, respectively.

Under the terms of the Merger, ATI succeeded to all of the assets of Hallam, Inc. and assumed the liabilities of Hallam, Inc., which were none. The primary asset of Hallam, Inc. was an exclusive license to produce projectiles and ammunition using the Hybrid Luminescence Ammunition Technology under patent U.S. 8,402,896 B1 with a publication date of March 26, 2013 owned by University of Louisiana at Lafayette. The license was formally amended and assigned to AMMO Technologies Inc. pursuant to an Assignment and First Amendment to Exclusive License Agreement. Assumption Agreement dated to be effective as of August 22, 2017, the Merger closing date. Under the terms of the Exclusive License Agreement, the Company is obligated to pay a royalty to the patent holder, based on a $0.01 per unit basis for each round of ammunition sold that incorporates this patented technology through October 29, 2028. For the nine months ended December 31, 2019 and 2018, the Company accrued $20,261 and $22,495 respectively under this agreement.

In August 2018, we applied for additional patent coverage for the manufacturing methods or application of the Hybrid Luminescence Ammunition Technology on a variety of projectile and ammunition types. The costs of filing this patent were expensed, but may be recapitalized pending the outcome of the USPTO’s review of the application.

On October 5, 2018, we completed the acquisition of SW Kenetics Inc. ATI succeeded all of the assets of SW Kenetics, Inc. and assumed all of the liabilities. Under the terms of the agreement, we issued to SW Kenetics Inc.’s three shareholders, 1,700,002 restricted shares of our common stock, payment of $250,000, and a payment obligation of $1,250,000 subject to completion of specific milestones that we have recorded as Contingent Consideration Payable. Additionally, the 1,700,002 shares of common stock were issued with claw back provisions to ensure agreed upon objectives are met. The Company has made four payments totaling $350,000 for the completion of specific milestones to the shareholders of SW Kenetics, Inc.

The primary asset of SW Kenetics Inc. was a pending patent for modular projectiles. All rights to patent pending application were assigned and transferred to AMMO Technologies, Inc. pursuant to Intellectual Property Rights Agreement on September 27, 2018. Patent amortization expense for the three and nine months ended December 31, 2019 was $102,067 and $239,253. There was no amortization expense for the patent in the three and nine months ended December 31, 2018 as the patent had not been placed in service.

We intend to continue building our patent portfolio to protect our proprietary technologies and processes, and will file new applications where appropriate to preserve our rights to manufacture and sell our branded lines of ammunition.

Patent

In September 28, 2017, AMMO Technologies Inc. (“ATI”), an Arizona corporation, which is 100% owned by us, merged with Hallam, Inc, a Texas corporation, with ATI being the survivor. Under the terms of the Merger, we issued to Hallam, Inc.’s two shareholders, 600,000 shares of our common stock, subject to restrictions, and payment of $200,000. The first payment of $100,000 to the Hallam, Inc. shareholders was paid on September 13, 2017, and the second payment of $100,000 was paid on February 6, 2018.

The shares were valued at $1.25 and the aggregate value of $950,000 was recorded as a patent asset. This asset will be amortized from September 2017, the first full month of the acquired rights, through October 29, 2028. Patent amortization expense for the year ended March 31, 2019, the three months ended March 31, 2018, and the year ended December 31, 2017 were $85,074, $24,461, and $25,166.

Under the terms of the Merger, ATI succeeded to all of the assets of Hallam, Inc. and assumed the liabilities of Hallam, Inc., which were none. The primary asset of Hallam, Inc. was an exclusive license to produce projectiles and ammunition using the Hybrid Luminescence Ammunition Technology under patent U.S. 8,402,896 B1 with a publication date of March 26, 2013 owned by University of Louisiana at Lafayette. The license was formally amended and assigned to AMMO Technologies Inc. pursuant to an Assignment and First Amendment to Exclusive License Agreement. Assumption Agreement dated to be effective as of August 22, 2017, the Merger closing date. Under the terms of the Exclusive License Agreement, the Company is obligated to pay a royalty to the patent holder, based on a $0.01 per unit basis for each round of ammunition sold that incorporates this patented technology through October 29, 2028. For year ended March 31, 2019, the three months ended March 31, 2018 and the year ended December 31, 2019, the Company accrued $33,920, $10,783, and $6,000 respectively under this agreement.

In August 2018, we applied for additional patent coverage for the manufacturing methods or application of the Hybrid Luminescence Ammunition Technology on a variety of projectile and ammunition types. The costs of filing this patent were expensed, but may be recapitalized pending the outcome of the USPTO’s review of the application.

On October 5, 2018, we completed the acquisition of SW Kenetics Inc. on (See Note 7). Under the terms of the Merger, ATI succeeded all of the assets of SW Kenetics, Inc. and assumed all of the liabilities. The primary asset of SW Kenetics Inc. was a pending patent for modular projectiles. All rights to patent pending application were assigned and transferred to AMMO Technologies, Inc. pursuant to Intellectual Property Rights Agreement on September 27, 2018.

We intend to continue building our patent portfolio to protect our proprietary technologies and processes, and will file new applications where appropriate to preserve our rights to manufacture and sell our branded lines of ammunition.

Other Intangible Assets

Other Intangible Assets

On March 15, 2019, Enlight Group II, LLC d/b/a Jagemann Munition Components, a wholly owned subsidiary of AMMO, Inc., completed its acquisition of assets of Jagemann Stamping Company’s ammunition casing manufacturing and sales operations pursuant to the terms of the Amended and Restated Asset Purchase Agreement (See Note 10). The intangible assets acquired include a tradename, customer relationships, and intellectual property. For the three and nine months ended December 31, 2019, amortization of the other intangibles assets was $249,794 and $729,131.

Other Intangible Assets

On March 15, 2019, Enlight Group II, LLC d/b/a Jagemann Munition Components, a wholly owned subsidiary of AMMO, Inc., completed its acquisition of assets of Jagemann Stamping Company’s ammunition casing manufacturing and sales operations pursuant to the terms of the Amended and Restated Asset Purchase Agreement (See Note 10). The intangible assets acquired include a tradename, customer relationships, and intellectual property. For the year ended March 31, 2019, amortization of the other intangibles assets was $61,803.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

We continually monitor events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. When such events or changes in circumstances are present, we assess the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, we recognize an impairment loss based on the excess of the carrying amount over the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or the fair value less costs to sell. No impairment expense was recognized for the three months ended December 31, 2019 and 2018.

Impairment of Long-Lived Assets

We continually monitor events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. When such events or changes in circumstances are present, we assess the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future cash flows is less than the carrying amount of those assets, we recognize an impairment loss based on the excess of the carrying amount over the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or the fair value less costs to sell. No impairment expense was recognized for the year ended March 31, 2019, the three month period ended March 31, 2018 or the year ended December 31, 2017.

Revenue Recognition

Revenue Recognition

We generate revenue from the production and sale of ammunition. We recognize revenue according to ASC 606. When the customer obtains control over the promised goods or services, we record revenue in the amount of consideration that we can expect to receive in exchange for those goods and services. The Company applies the following five-step model to determine revenue recognition:

●	Identification of a contract with a customer
●	Identification of the performance obligations in the contact
●	determination of the transaction price
●	allocation of the transaction price to the separate performance allocation
●	recognition of revenue when performance obligations are satisfied

The Company only applies the five-step model when it is probable that the Company will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception and once the contract is determined to be within the scope of ASC 606, we assess the goods or services promised within each contract and determines those that are performance obligations, and assesses whether each promised good or service is distinct. Our contracts contain a single performance obligation and the entire transaction price is allocated to the single performance obligation. We recognize as revenues the amount of the transaction price that is allocated to the respective performance obligation when the performance obligation is satisfied or as it is satisfied. Accordingly, we recognize revenues (net) when the customer obtains control of the Company’s product, which typically occurs upon shipment of the product.

For the three and nine months ended December 31, 2019, the Company’s customers that comprised more than ten percent (10%) of total revenues and accounts receivable were as follows :

PERCENTAGES

	Revenues	Accounts Receivable
For the Three Months Ended December 31, 2019
Customers:
A	27.8%	-%
B	11.2%	11.9%
C	10.8%	10.7%
D	-%	10.2%
E	-%	16.7%
	49.8%	32.8%

For the Nine Months Ended December 31, 2019
Customers:
A	15.6%	-%
B	-%	11.9%
C	15.9%	10.7%
D	13.3%	10.2%
E	-%	16.7%
	44.8%	32.8%

Revenue Recognition

We generate revenue from the production and sale of ammunition. We recognize revenue according to ASC 606. When the customer obtains control over the promised goods or services, we record revenue in the amount of consideration that we can expect to receive in exchange for those goods and services. The Company applies the following five-step model to determine revenue recognition:

●	identification of a contract with a customer
●	identification of the performance obligations in the contact
●	determination of the transaction price
●	allocation of the transaction price to the separate performance allocation
●	recognition of revenue when performance obligations are satisfied

The Company only applies the five-step model when it is probable that the Company will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception and once the contract is determined to be within the scope of ASC 606, we assess the goods or services promised within each contract and determines those that are performance obligations, and assesses whether each promised good or service is distinct. Our contracts contain a single performance obligation and the entire transaction price is allocated to the single performance obligation. We recognize as revenues the amount of the transaction price that is allocated to the respective performance obligation when the performance obligation is satisfied or as it is satisfied. Accordingly, we recognize revenues (net) when the customer obtains control of the Company’s product, which typically occurs upon shipment of the product.

For the year ended March 31, 2019, and the three months ended March 31, 2018 the Company’s customers that comprised more than ten percent (10%) of total revenues and accounts receivable were as follows:

	For the Year Ended March 31, 2019		For the Three Months Ended March 31, 2018		For the Year Ended December 31, 2017
PERCENTAGES	Revenues	Accounts Receivable	Revenues	Accounts Receivable	Revenues	Accounts Receivable

Customers:
A	24.6%	29.4%	-	-	-	-
B	19.1%	-	-	-	-	-
C	10.0%	-	35.5%	54.6%	57.8%	27.4%
D	-	19.0%	-	-	-	-
E	-	-	17.1%	12.6%	-	-
F	-	-	15.1%	-	-	-
G	-	-	-	-	-	20.4%
H	-	-	-	-	-	12.7%
	53.7%	48.4%	67.7%	67.2%	57.8%	60.5%

Advertising Costs	Advertising Costs We expense advertising costs as they are incurred. We incurred advertising of $128,709 and $422,948 for the three and nine months ended December 31, 2019, respectively.

Advertising Costs

We expense advertising costs as they are incurred. We incurred advertising and marketing costs of $554,266 $245,472 and $220,154 for the year ended March 31, 2019, for the three months ended March 31, 2018 and for the year ended December 31, 2017, respectively.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

We measure options and warrants at fair value in accordance with Accounting Standards Codification 820 – Fair Value Measurement (“ASC 820”). The objective of ASC 820 is to increase consistency and comparability in fair value measurements and to expand disclosures about fair value measurements. ASC 820 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. ASC 820 specifies a valuation hierarchy based on whether the inputs to those valuation techniques are observable or unobservable.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s own assumptions. These two types of inputs have created the following fair value hierarchy:

Level 1 – Quoted prices for identical instruments in active markets;

Level 2 – Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets; and

Level 3 – Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

This hierarchy requires us to minimize the use of unobservable inputs and to use observable market data, if available, when estimating fair value.

We value all common stock issued for services on the date of the agreements, using the price at which shares were being sold to private investors or at the value of the services performed.

We valued warrants issued for the reduction in conversion price for the conversion of Convertible Promissory Notes at the grant date of March 31, 2019 using valuation methods and assumptions that consider, among other factors, the fair value of the underlying stock, risk free interest rate, volatility, and expected life.

	March 31, 2019	March 31, 2018	December 31, 2017

Risk free interest rate	2.39%	2.05%	1.31 - 1.5%
Expected volatility	45%	195%	250%
Expected term	2.5 years	1 year	1 - 1.5 years
Expected dividend yield	0%	0%	0%

Equipment acquired in the March 15, 2019 acquisition of the Jagemann Casings was valued at fair value on the acquisition date by a third party valuation firm.

We valued warrants issued for services at the grant date of March 12, 2018 using valuation methods and assumptions that consider, among other factors, the fair value of the underlying stock, risk free interest rate, volatility, and expected life.

In the year ended December 31, 2017, Equipment acquired in the foreclosure transaction and the patent were valued on their respective acquisition dates using fair values.

	Quoted Active Markets for Identified Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total
	(Level 1)	(Level 2)	(Level 3)
March 31, 2019
Employee stock awards	$-	$1,172,974	$-	$1,172,974
Executive stock grant expense	-	703,030	-	703,030
SWK patent acquisition	-	-	4,624,005	4,624,005
Jagemann Munition Components acquired intangible assets	-	-	5,912,305	5,912,305
Stock and warrants issued for convertible promissory notes	-	358,800	-	358,800

March 31, 2018
Employee stock awards	$-	$482,432	$-	$482,432
Executive stock grant expense	-	106,563	-	106,563
Warrants issued for services	-	-	125,000	125,000

December 31, 2017
Common stock issued for legal, advisory and consulting fees	$-	$454,625	$-	$454,625
Employee stock awards	-	160,000	-	160,000
Common stock for licensing agreement	-	125,000	-	125,000
Patent acquisition, noncash element	-	-	750,000	750,000
Warrants issued for interest	-	-	46,188	46,188
Warrants issued for services	-	-	67,000	67,000
Assets acquired in foreclosure	-	-	543,115	543,115
Common Stock issued for prepaid legal fees	-	224,000	-	224,000

Inventories

Inventories

We state inventories at the lower of cost or market. We determine cost using the average cost method. Our inventory consists of raw materials, work in progress, and finished goods. Cost of inventory includes cost of parts, labor, quality control, and all other costs incurred to bring our inventories to condition ready to be sold. We periodically evaluate and adjust inventories for obsolescence.

Inventories

We state inventories at the lower of cost or market. We determine cost using the average cost method. Our inventory consists of raw materials, work in progress, and finished goods. Cost of inventory includes cost of parts, labor, quality control, and all other costs incurred to bring our inventories to condition ready to be sold. We periodically evaluate inventories for obsolescence.

Property and Equipment

Property and Equipment

We state property and equipment at cost, less accumulated depreciation. We capitalize major renewals and improvements, while we charge minor replacements, maintenance, and repairs to current operations. We compute depreciation by applying the straight-line method over estimated useful lives, which are generally five to seven years.

Property and Equipment

We state property and equipment at cost, less accumulated depreciation. We capitalize major renewals and improvements, while we charge minor replacements, maintenance, and repairs to current operations. We compute depreciation by applying the straight-line method over estimated useful lives, which are generally five to ten years.

Compensated Absences	Compensated Absences We accrue a liability for compensated absences in accordance with Accounting Standards Codifications 710 – Compensation – General.	Compensated Absences We accrue a liability for compensated absences in accordance with Accounting Standards Codifications 710 – Compensation – General.
Stock-Based Compensation

Stock-Based Compensation

We account for stock-based compensation at fair value in accordance with SFAS No. 123 and 123 (R) (ASC 718). There were 407,000 shares of common stock issued to employees, members of the Board of Directors, and members of the Advisory Committee for services during the nine months ended December 31, 2019.

On May 1, 2018, we entered into an employment agreement with Robert D. Wiley, Chief Financial Officer, that included, among other provisions, an equity grant of 100,000 shares of restricted common stock that vests at the rate of 33,333 shares annually for three years. The $250,000 compensation value is being recognized on a straight-line basis over the three-year period covered by the agreement.

From September 2018 through July 2019, we entered into seven separate employment agreements that included in total, among other provisions, equity grants of 522,500 shares of restricted common stock that vests annually over the next four years. The total compensation value of $1,351,000 is being recognized on a straight-line basis over the periods covered by each agreement, up to four years.

Stock-Based Compensation

We account for stock-based compensation at fair value in accordance with SFAS No. 123 and 123 (R) (ASC 718). There were 702,500 shares of common stock issued to employees, members of the Board of Directors, and members of the Advisory Committee for services during the year ended March 31, 2019.

On March 12, 2018, we entered into an employment agreement with an executive that included, among other provisions, an equity grant of 400,000 shares of restricted common stock that vests at the rate of 100,000 shares annually for four years. The $660,000 compensation value is being recognized ratably on a straight-line basis over the four-year period covered by the agreement.

On May 1, 2018, we entered into an employment agreement with Robert D. Wiley, Chief Financial Officer, that included, among other provisions, an equity grant of 100,000 shares of restricted common stock that vests at the rate of 33,333 shares annually for three years. The $250,000 compensation value is being recognized on a straight-line basis over the three-year period covered by the agreement.

From September 2018 through March 2019, we entered into seven separate employment agreements that included in total, among other provisions, equity grants of 535,000 shares of restricted common stock that vests annually over the next four years. The total compensation value of $1,376,000 is being recognized on a straight-line basis over the periods covered by each agreement, up to four years.

Concentrations of Credit Risk

Concentrations of Credit Risk

Accounts at banks are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. As of December 31, 2019, our bank account balances did not exceeded federally insured limits.

Concentrations of Credit Risk

Accounts at banks are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000 at various times. As of March 31, 2019, our bank account balances exceeded federally insured limits.

Income Taxes

Income Taxes

We file federal and state income tax returns in accordance with the applicable rules of each jurisdiction. We account for income taxes under the asset and liability method in accordance with Accounting Standards Codification 740 - Income Taxes (“ASC 740”). The provision for income taxes includes federal, state, and local income taxes currently payable, and deferred taxes. We recognize deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. We measure deferred tax assets and liabilities using enacted tax rates expected to apply to taxable amounts in years in which those temporary differences are expected to be recovered or settled. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized. In accordance with ASC 740, we recognize the effect of income tax positions only if those positions are more likely than not of being sustained. We measure recognized income tax positions at the largest amount that is greater than 50% likely of being realized. We reflect changes in recognition or measurement in the period in which the change in judgment occurs. We currently have substantial net operating loss carryforwards. We have recorded a valuation allowance equal to the net deferred tax assets due to the uncertainty of the ultimate realization of the deferred tax assets.

Income Taxes

We file federal and state income tax returns in accordance with the applicable rules of each jurisdiction. We account for income taxes under the asset and liability method in accordance with Accounting Standards Codification 740 - Income Taxes (“ASC 740”). The provision for income taxes includes federal, state, and local income taxes currently payable, and deferred taxes. We recognize deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. We measure deferred tax assets and liabilities using enacted tax rates expected to apply to taxable amounts in years in which those temporary differences are expected to be recovered or settled. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized. In accordance with ASC 740, we recognize the effect of income tax positions only if those positions are more likely than not of being sustained. We measure recognized income tax positions at the largest amount that is greater than 50% likely of being realized. We reflect changes in recognition or measurement in the period in which the change in judgment occurs. We currently have substantial net operating loss carryforwards. We have recorded a valuation allowance equal to the net deferred tax assets due to the uncertainty of the ultimate realization of the deferred tax assets.

Contingencies

Contingencies

Certain conditions may exist as of the date the consolidated financial statements are issued that may result in a loss to us but will only be resolved when one or more future events occur or fail to occur. We assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against us or unasserted claims that may result in such proceedings, we evaluate the perceived merits of any legal proceedings or unasserted claims and the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability is reasonably estimated, the estimated liability would be accrued in our consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of range of possible loss if determinable and material, would be disclosed. On September 24, 2019, the Company received notice that a former employee that had voluntarily terminated filed a complaint against the Company, and certain individuals, with the U.S. Department of Labor (“DOL”). The Complaint alleges retaliation and constructive discharge. The matter is currently the subject of administrative investigation by the DOL via the Occupational Safety and Health Administration. The Company filed a timely Position Statement with the DOL in October of 2019 in response to the Complaint. The Company believes the matters raised in the Complaint are without merit and therefore has and will continue to aggressively defend its interests in this matter. There were no other known contingencies at December 31, 2019.

Contingencies

Certain conditions may exist as of the date the consolidated financial statements are issued that may result in a loss to us but will only be resolved when one or more future events occur or fail to occur. We assess such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against us or unasserted claims that may result in such proceedings, we evaluate the perceived merits of any legal proceedings or unasserted claims and the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is possible that a material loss has been incurred and the amount of the liability can be estimated, the estimated liability would be accrued in our consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of range of possible loss if determinable and material, would be disclosed. There were no known contingencies at March 31, 2019, March 31, 2018 or December 31, 2017.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2014, FASB issued ASU 2014-09, “Revenue from Contracts with Customers”. This ASU is a comprehensive new revenue recognition model that requires a company to recognize revenue to depict the transfer of goods or services to a customer at an amount that reflects the consideration it expects to receive in exchange for those goods or services. The revised effective date for this ASU is for annual and interim periods beginning on or after December 15, 2017, and early adoption will be permitted, but not earlier than the original effective date of annual and interim periods beginning on or after December 15, 2016, for public entities. We adopted ASU 2014-09 as of January 1, 2018, and it did not have a material impact on the Company’s consolidated results of operations, financial position or cash flows for the period ended December 31, 2019.

Sales are initiated in three ways –

●	third party sales representative obtains signed purchase order from a customer
●	direct contact by in-house sales representatives who obtains signed purchase order
●	electronic purchase order from a customer (usually the very large customers)

Once a customer’s order is received a sales order is generated by authorized sales or management personnel. Once approved for shipping, the sales order is entered, the inventory control department will pull the purchased items from the inventory or if needed will request the manufacture of a specific product. When the items that were ordered are available for shipment, the merchandise is prepared for shipping and shipped by FedEx or common carrier.

All sales are recorded upon shipment and, depending on credit worthiness of customer, the payment terms will vary from thirty (30) to sixty (60) days. No refunds are allowed on any product shipped.

Each product manufactured by the Company has standard specifications and performance objectives. The Company has an extensive product testing program and, if the Company were given notice of a product defect by a customer, the Company would request the return of the product so that the manufacturing defect could be identified. From inception to December 31, 2019, the Company has had no returned products related to product warranty.

The revenue recognition procedures set forth above have been used by the Company since its inception and are consistent with requirements of ASC 606 “Revenue from Contracts with Customers”.

In February 2016, the FASB issued ASU 2016-02 – “Leases (Topic 842)” Under ASU 2016-02, entities will be required to recognize lease asset and lease liabilities by lessees for those leases classified as operating leases. Among other changes in accounting for leases, a lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to (and a lessor) should include payments to be made in optional periods only if the lessee is reasonably certain to exercise an option to extend the lease or not to exercise an option to terminate the lease. Similarly, optional payments to purchase the underlying asset should be included in the measurement of lease assets and lease liabilities only if the lessee is reasonably certain to exercise that purchase option. The amendments in ASU 2016-02 will become effective for fiscal years beginning after December 15, 2018, including interim periods with those fiscal years for public business entities. We adopted Topic 842 as of April 1, 2019.

On June 20, 2018, the FASB expanded the scope of Accounting Standards Codification (ASC) 718, Compensation – Stock Compensation, to include share-based payments to nonemployees for goods and services. The accounting board said the amendments in Accounting Standards Update (ASU) No. 2018-07, Compensation – Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, align the guidance for stock compensation to employees and nonemployees. The amended guidance replaces ASC 505-50, Equity – Equity-Based Payments to Non-Employees. We anticipate that this ASC will not have a material effect on the Company’s financial statements.

The amendments in ASU No. 2018-07 apply “to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards,” the FASB said. But the amended guidance does not cover stock compensation that is used to provide financing to the company that issued the shares or stock awards tied to a sale of goods or services as part of a contract accounted for according to ASC 606, Revenue From Contracts With Customers.

The amendments are effective for public companies for fiscal years that begin after December 15, 2018, and the quarterly and other interim periods in those years, the FASB said the amended guidance can be applied before it becomes effective, but businesses are not permitted to use the guidance in ASU No. 2018-07 before they have implemented ASC 606. We have evaluated the effect of the adoption of ASU 2018-07 will have on our consolidated results of operations, financial position or cash flows and determine the effects will not be material to the Company’s financial statements.

Management does not believe that any other recently issued, but not yet effective, accounting standards could have a material effect on the accompanying financial statements. As new accounting pronouncements are issued, we will adopt those that are applicable under the circumstances.

Recent Accounting Pronouncements

In May 2014, FASB issued ASU 2014-09, “Revenue from Contracts with Customers”. This ASU is a comprehensive new revenue recognition model that requires a company to recognize revenue to depict the transfer of goods or services to a customer at an amount that reflects the consideration it expects to receive in exchange for those goods or services. The revised effective date for this ASU is for annual and interim periods beginning on or after December 15, 2017, and early adoption will be permitted, but not earlier than the original effective date of annual and interim periods beginning on or after December 15, 2016, for public entities. We adopted ASU 2014-09 as of January 1, 2018, and it did not have a material impact on the Company’s consolidated results of operations, financial position or cash flows for the year ended March 31, 2019 and the three months ended March 31, 3018.

Sales are initiated in three ways –

●	third party sales representative obtains signed purchase order from a customer
●	direct contact by in-house sales representatives who obtains signed purchase order
●	electronic purchase order from a customer (usually the very large customers)

Once a customer’s order is received a sales order is generated by authorized sales or management personnel. Once approved for shipping, the sales order is entered, the inventory control department will pull the purchased items from the inventory or if needed will request the manufacture of a specific product. When the items that were ordered are available for shipment, the merchandise is prepared for shipping and shipped by FedEx or common carrier.

All sales are recorded upon shipment and, depending on credit worthiness of customer, the payment terms will vary from thirty (30) to sixty (60) days. No refunds are allowed on any product shipped.

Each product manufactured by the Company has standard specifications and performance objectives. The Company has an extensive product testing program and, if the Company were given notice of a product defect by a customer, the Company would request the return of the product so that the manufacturing defect could be identified. From inception to March 31, 2019, the Company has had no returned products related to product warranty.

The revenue recognition procedures set forth above have been used by the Company since its inception and are consistent with requirements of ASC 606 “Revenue from Contracts with Customers”.

In February 2016, the FASB issued ASU 2016-02 – “Leases (Topic 842)” Under ASU 2016-02, entities will be required to recognize lease asset and lease liabilities by lessees for those leases classified as operating leases. Among other changes in accounting for leases, a lessee should recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to (and a lessor) should include payments to be made in optional periods only if the lessee is reasonably certain to exercise an option to extend the lease or not to exercise an option to terminate the lease. Similarly, optional payments to purchase the underlying asset should be included in the measurement of lease assets and lease liabilities only if the lessee is reasonably certain to exercise that purchase option. The amendments in ASU 2016-02 will become effective for fiscal years beginning after December 15, 2018, including interim periods with those fiscal years for public business entities. We are currently evaluating the effect of the adoption of ASU 2016-02 will have on our consolidated results of operations, financial position or cash flows.

On June 20, 2018, the FASB expanded the scope of Accounting Standards Codification (ASC) 718, Compensation – Stock Compensation, to include share-based payments to nonemployees for goods and services. The accounting board said the amendments in Accounting Standards Update (ASU) No. 2018-07, Compensation – Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, align the guidance for stock compensation to employees and nonemployees. The amended guidance replaces ASC 505-50, Equity – Equity-Based Payments to Non-Employees. We anticipate that this ASC will not have a material effect on the Company’s financial statements.

The amendments in ASU No. 2018-07 apply “to all share-based payment transactions in which a grantor acquires goods or services to be used or consumed in a grantor’s own operations by issuing share-based payment awards,” the FASB said. But the amended guidance does not cover stock compensation that is used to provide financing to the company that issued the shares or stock awards tied to a sale of goods or services as part of a contract accounted for according to ASC 606, Revenue From Contracts With Customers.

The amendments are effective for public companies for fiscal years that begin after December 15, 2018, and the quarterly and other interim periods in those years, the FASB said the amended guidance can be applied before it becomes effective, but businesses are not permitted to use the guidance in ASU No. 2018-07 before they have implemented ASC 606. We have evaluated the effect of the adoption of ASU 2018-07 will have on our consolidated results of operations, financial position or cash flows and determine the effects will not be material to the Company’s financial statements.

Management does not believe that any other recently issued, but not yet effective, accounting standards could have a material effect on the accompanying financial statements. As new accounting pronouncements are issued, we will adopt those that are applicable under the circumstances.

Loss Per Common Share

Loss Per Common Share

We calculate basic loss per share using the weighted-average number of shares of common stock outstanding during each reporting period. Diluted loss per share includes potentially dilutive securities, such as outstanding options and warrants, using various methods, such as the treasury stock or modified treasury stock method, in the determination of dilutive shares outstanding during each reporting period. We have issued warrants to purchase 8,629,432 shares of common stock. All weighted average numbers were adjusted for the reverse stock split and merger transaction. Due to the loss from operations in the three and nine months ended December 31, 2019 and 2018, there are no common shares added to calculate the dilutive EPS for those periods as the effect would be antidilutive.

Loss Per Common Share

We calculate basic loss per share using the weighted-average number of shares of common stock outstanding during each reporting period. Diluted loss per share includes potentially dilutive securities, such as outstanding options and warrants, using various methods, such as the treasury stock or modified treasury stock method, in the determination of dilutive shares outstanding during each reporting period. We have issued warrants to purchase 8,143,115 shares of common stock that are potentially dilutive. All weighted average numbers were adjusted for the reverse stock split and merger transaction. Due to the loss from operations in the year ended March 31, 2019, the three month period ended March 31, 2018, and the year ended December 31, 2017, there are no common shares added to calculate the dilutive EPS for those periods as the effect would be antidilutive.